Post-Employment Benefit Obligations - Summary of Main Categories of Benefit Plan Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Abstract]
Equity instruments (variable income)	$ 217,259	$ 206,176
Fixed-income assets	1,441,373	1,774,894
Real estate investments	67,610	62,392
Other	236,426	53,619
Total	$ 1,962,668	$ 2,097,081	$ 3,090,862
Equity instruments (variable income)	14.50%	9.83%
Fixed-income assets	74.22%	84.64%
Real estate investments	3.48%	2.98%
Other	7.80%	2.56%
Total	100.00%	100.00%